OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of prepayments and other assets [Abstract]
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS
Other current assets are comprised of the following for the years ended:

	December 31, 2018	December 31, 2017
	$	$
Income taxes receivable and prepaid	6,202	4,279
Sales and other taxes receivable and credits	4,873	2,717
Prepaid expenses	8,424	6,697
Supplier rebates receivable	2,006	1,858
Reserve for inventory returns	1,227	—
Other	1,663	637
	24,395	16,188